UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2022	January 31, 2021
Cash and U.S. Government securities	$47,727,522	$22,407,610
Distribution payable	(22,960,018)	(6,035,205)

Unallocated cash and U.S. Government securities	$24,767,504	$16,372,405

Schedule of reconciliation of Trust's Unallocated Reserve

	Unallocated	Trust
	Reserve	Corpus	Total
Balances at January 31, 2021	$16,477,046	$3	$16,477,049

Net income	68,765,745	—	68,765,745
Distributions declared - $4.1500 per unit	(54,448,042)	—	(54,448,042)

Balances at January 31, 2022	$30,794,749	$3	$30,794,752